Share-Based Compensation - Fair Value SSARs and Stock Options Estimated Using Black-Scholes Option Pricing (Detail) (Stock Settled Stock Appreciation Rights And Employee Stock Options [Member])	0 Months Ended
	Feb. 23, 2012	Feb. 24, 2011	Mar. 03, 2010
Stock Settled Stock Appreciation Rights And Employee Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Method Used [Line Items]
Expected volatility	79.30%	77.30%	75.80%
Dividend yield	0.00%	0.00%	0.00%
Expected life	5 years	5 years	5 years
Risk-free rate	0.89%	2.19%	2.27%